Stockholder's Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended
	Sep. 30, 2021	Sep. 08, 2021	Feb. 03, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	100,000,000			100,000,000	100,000,000
Common stock, shares authorized	300,000,000			300,000,000	300,000,000
Common stock, par value	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued	116,116,000			35,582,000	31,074,000
Common stock, shares outstanding	113,324,000	31,625		34,692,000	31,074,000
Exercise price of warrants	$ 0.11		$ 0.11
Class of Warrant or Right, Outstanding				12,300,000
Earn Out shares	2,400,000
Maximum [Member]
Warrants and Rights Outstanding, Maturity Date				Oct. 31, 2029
Minimum [Member]
Warrants and Rights Outstanding, Maturity Date				Jan. 10, 2022
Class A Common Stock [Member]
Common stock, shares authorized				300,000,000.0
Common stock, shares issued	116,100,000			35,600,000
Common stock, shares outstanding	113,300,000			34,700,000
Exercise price of warrants				$ 0.01
Class of Warrant or Right, Outstanding	1.8
Sponsor earn-out shares
Financial liabilities	$ 15.4
Loss on fair value adjustment	$ 2.2